	NICHOLAS LIMITED EDITION, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF MARCH 31, 2024

SHARES OR
PRINCIPAL
AMOUNT
COMMON STOCKS -- 94.80%		VALUE
	Consumer Discretionary - Automobiles & Components -- 1.75%
87,440	Dorman Products, Inc.*	$8,428,342

	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 2.03%
8,500	Murphy USA, Inc.	3,563,200
78,380	Ollie's Bargain Outlet Holdings Inc*	6,236,697
		9,799,897

	Consumer Discretionary - Consumer Durables & Apparel -- 1.80%
230,645	La-Z-Boy Incorporated	8,676,865

	Consumer Discretionary - Consumer Services -- 2.58%
131,500	Carriage Services Inc.	3,555,760
78,716	Papa John's International, Inc.	5,242,485
192,620	Wendy's Company	3,628,961
		12,427,206

	Consumer Staples - Food, Beverage & Tobacco -- 2.84%
45,355	J & J Snack Foods Corp.	6,556,519
364,195	Nomad Foods Ltd.	7,123,654
		13,680,173

	Financials - Financial Services -- 10.39%
124,635	Cohen & Steers, Inc.	9,583,185
213,210	EVERTEC, Inc.	8,507,079
328,960	i3 Verticals, Inc. Class A*	7,529,894
25,975	Morningstar, Inc.	8,009,911
815,611	Repay Holdings Corp. Class A*	8,971,721
113,530	Shift4 Payments, Inc. Class A*	7,500,927
		50,102,717

	Financials - Insurance -- 1.33%
221,100	BRP Group, Inc. Class A*	6,398,634

	Health Care - Health Care Equipment & Services -- 11.44%
73,317	Amedisys, Inc.*	6,756,895

175,150	AtriCure, Inc.*	5,328,063
83,653	Encompass Health Corporation	6,908,065
128,303	Globus Medical Inc Class A*	6,882,173
185,790	InMode Ltd.*	4,014,922
372,357	Neogen Corp*	5,875,793
97,295	Omnicell, Inc.*	2,843,933
215,730	Option Care Health Inc*	7,235,584
103,529	STAAR Surgical Company*	3,963,090
21,266	UFP Technologies, Inc.*	5,363,285
		55,171,803

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 4.65%
152,350	Pacira Biosciences, Inc.*	4,451,667
149,595	Prestige Consumer Healthcare Inc*	10,854,613
221,064	Stevanato Group SpA	7,096,154
		22,402,434

	Industrials - Capital Goods -- 9.00%
88,706	A. O. Smith Corporation	7,935,639
67,859	Beacon Roofing Supply, Inc.*	6,651,539
38,133	Builders FirstSource, Inc.*	7,952,637
21,222	Comfort Systems USA, Inc.	6,742,442
156,397	Construction Partners, Inc. Class A*	8,781,691
70,945	Donaldson Company, Inc.	5,298,173
		43,362,121

	Industrials - Commercial & Professional Services -- 14.30%
246,150	ExlService Holdings, Inc.*	7,827,570
79,395	Exponent, Inc.	6,565,173
88,000	ICF International, Inc.	13,255,440
430,045	OPENLANE, Inc.*	7,439,778
28,678	Paylocity Holding Corp.*	4,928,601
196,840	RB Global, Inc.	14,993,303
46,520	Tetra Tech, Inc.	8,592,709
105,925	WNS (Holdings) Limited Sponsored ADR*	5,352,390
		68,954,964

	Industrials - Transportation -- 2.82%
129,965	Knight-Swift Transportation Holdings Inc. Class A	7,150,674
348,869	Marten Transport, Ltd.	6,447,099
		13,597,773

	Information Technology - Semiconductors & Semiconductor Equipment -- 3.84%
58,165	Lattice Semiconductor Corporation*	4,550,248

44,146	Onto Innovation, Inc.*	7,993,958
83,610	Power Integrations, Inc.	5,982,295
		18,526,501

	Information Technology - Software & Services -- 21.22%
89,785	Altair Engineering Inc. Class A*	7,734,978
111,105	BlackLine, Inc.*	7,175,161
38,110	CyberArk Software Ltd.*	10,123,159
113,495	Descartes Systems Group Inc.*	10,388,197
107,175	Five9, Inc.*	6,656,639
338,585	Grid Dynamics Holdings, Inc. Class A*	4,161,210
280,179	Model N, Inc.*	7,976,696
116,358	nCino Inc*	4,349,462
22,820	PowerSchool Holdings, Inc. Class A*	485,838
210,590	Q2 Holdings, Inc.*	11,068,610
46,906	Qualys, Inc.*	7,827,204
47,284	SPS Commerce, Inc.*	8,742,812
150,650	Tenable Holdings, Inc.*	7,446,630
172,675	Varonis Systems, Inc.*	8,145,080
		102,281,676

	Information Technology - Technology Hardware & Equipment -- 2.30%
110,463	ePlus inc.*	8,675,764
13,870	Novanta Inc*	2,424,060
		11,099,824

	Materials - Materials -- 1.78%
59,500	AptarGroup, Inc.	8,561,455

	Real Estate - Equity Real Estate Investment Trusts (REITs) -- 0.73%
109,550	NexPoint Residential Trust, Inc.	3,526,415

	TOTAL COMMON STOCKS
	(cost $291,745,517)	456,998,800

SHORT-TERM INVESTMENTS -- 5.29%
	Money Market Deposit Account – 0.53%
$2,542,717	U.S. Bank Money Market, 5.24%	2,542,717

	Money Market Fund - 1.25%
6,000,000	Morgan Stanley Institutional Liquidity Funds Government Portfolio
	(Institutional Class), 7-day net yield, 5.222%	6,000,000

	U.S. Government Securities – 3.51%
5,000,000	U.S. Treasury Bill 04/02/2024, 1.323%	4,999,275
6,000,000	U.S. Treasury Bill 05/02/2024, 4.903%	5,972,723
6,000,000	U.S. Treasury Bill 05/21/2024, 5.073%	5,956,125
		16,928,123

	TOTAL SHORT-TERM INVESTMENTS
	(cost $25,471,629)	25,470,840

	TOTAL INVESTMENTS
	(cost $317,217,146) - 100.09%	482,469,640

	LIABILITIES, NET OF OTHER ASSETS - (0.09)%	(411,511)

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$482,058,129

* Non-income producing security.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

       Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

       Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2024, in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1
Common Stocks(1)	$456,998,800
Money Market Fund	6,000,000
Money Market Deposit Account	2,542,717
Level 2
U.S. Government Securities	16,928,123
Level 3
None	—
Total	$482,469,640

(1) See Schedule above for further detail by industry.